Segment Information (Details) - Schedule of segment are presented below ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue:
Workspace membership				¥ 422,984		¥ 557,994	¥ 394,356
Marketing and branding services	¥ 238,692	$ 36,969	¥ 126,480	317,461	$ 48,653	534,826	24,617
Other services	77,264	11,967	33,083	136,692	20,949	74,538	29,535
Total revenue	501,035	77,601	398,567	877,137	134,427	1,167,358	448,508
Cost of revenue (excluding impairment loss)
Workspace membership	(244,817)	(37,917)	(300,909)	(557,102)	(85,380)	(814,002)	(624,844)
Marketing and branding services	(228,266)	(35,354)	(117,612)	(297,893)	(45,654)	(485,473)	(22,481)
Other services	(57,027)	(8,832)	(28,496)	(113,074)	(17,329)	(69,917)	(16,284)
Total cost of revenue (excluding impairment loss)	¥ (530,110)	$ (82,103)	¥ (447,017)	¥ (968,069)	$ (148,363)	¥ (1,369,392)	¥ (663,609)